SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Schedule of selected financial information

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	92,598,838	6,176,820	26,036,426	1,349,186	—	126,161,270
Intersegment revenue	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenue	(57,979,720)	(43,480,636)	(11,425,140)	(117,487)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	14,611,286	1,231,699	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	62,929,581	37,022,215	41,720,416	610,707	—	142,282,919
Intersegment revenue	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenue	(38,937,435)	(66,875,543)	(18,092,632)	(24,097)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	23,627,784	586,610	—	55,759,237

	For the year ended December 31, 2013
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	74,632,230	12,576,121	61,496,888	630,341	—	149,335,580
Intersegment revenue	2,023,714	28,404,437	—	—	(30,428,151)	—
Cost of revenue	(53,598,074)	(33,663,924)	(26,006,133)	—	30,428,151	(82,839,980)
Film participation expenses	—	1,319,749	—	—	—	1,319,749

Segment profit	23,057,870	8,636,383	35,490,755	630,341	—	67,815,349

Schedule of selected financial information relating to the movie theater segments

	For the years ended December 31,
	2011	2012	2013
Admissions	20,133,490	34,511,202	51,184,172
Concessions	2,469,271	4,209,292	6,003,377
Advertising	1,593,626	1,021,499	2,061,389
Others	1,840,039	1,978,423	2,247,950

Total revenue from movie theater segment	26,036,426	41,720,416	61,496,888

Schedule of reconciliation from consolidated segment profit to consolidated financial statements

	For the years ended December 31,
	2011	2012	2013
Consolidated segment profit	59,381,953	55,759,237	67,815,349
Selling and marketing expenses	(18,506,262)	(18,490,433)	(14,374,421)
General and administrative expenses	(28,371,497)	(41,890,064)	(49,853,700)
Government subsidies	220,559	3,866,700	5,022,424
Net interest and exchange gain	1,406,477	220,369	678,769
Interest income from loan to producer of TV series	141,545	—	—
Other income	770,081	288,157	285,716
Loss on disposal of an equity method investment	—	(5,584)	—

Income (loss) before income tax and equity in earnings of equity method investments, net of tax	15,042,856	(251,618)	9,574,137

Schedule of revenues, classified by the major geographic areas

	For the years ended December 31,
	2011	2012	2013
Revenue from the PRC	115,478,174	131,609,354	141,739,539
Revenue from countries other than the PRC	10,683,096	10,673,565	7,596,041

Total	126,161,270	142,282,919	149,335,580